Convertible Preferred Stock Warrants (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended			12 Months Ended
	Apr. 30, 2012	Jul. 31, 2012	Apr. 30, 2012 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	May 01, 2010 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2012 Warrants [Member] Common Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock Warrant Liability [Member]	Jul. 31, 2011 Convertible Preferred Stock Warrant Liability [Member]	Jul. 31, 2010 Convertible Preferred Stock Warrant Liability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued													169,517	0	0
Shares unexercised																22,139
Conversion of preferred stock warrants to common stock warrants upon initial public offering	$ 789	$ 789
Fair value of convertible preferred stock warrant liability																	0	398	265
Fair value of the convertible warrants, exercised in period			789
Change in fair value recorded in Other expense, net																	$ 391	$ 133
Expected term							1 year	2 years	3 years	7 years	7 years	8 years
Risk free interest rate					2.50%		0.83%	1.35%		0.96%	1.65%
Expected volatility					60.00%	60.00%	56.00%			57.00%
Dividend rate				0.00%	0.00%	0.00%